Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

December 31, 2016	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$74,963,484	$-	$74,963,484	$-
Futures	4,631,978	4,631,978	-	-
Forwards	3,216,237	329,971	2,886,266	-

Total assets	$82,811,699	$4,961,949	$77,849,750	$-

Liabilities
Futures	$1,950,039	$1,950,039	$-	$-
Forwards	3,073,833	808,016	2,265,817	-

Total liabilities	$5,023,872	$2,758,055	$2,265,817	$-

December 31, 2015	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$120,980,413	$-	$120,980,413	$-
Futures	5,512,072	5,512,072	-	-
Forwards	2,489,669	550,848	1,938,821	-

Total assets	$128,982,154	$6,062,920	$122,919,234	$-

Liabilities
Futures	$3,609,748	$3,609,748	$-	$-
Forwards	1,367,071	692,612	674,459	-

Total liabilities	$4,976,819	$4,302,360	$674,459	$-